Share-Based Compensation - Restricted Shares (Details) - Restricted shares - 2014 Plan	12 Months Ended
Dec. 31, 2021 ¥ / shares shares
Share-Based Compensation
Number of Shares | shares	633,744
Granted | shares	1,008,552
Forfeited | shares	(443,400)
Vested | shares	(300,000)
Number of Shares | shares	898,896
Weighted Average Grant-date Fair Value
Unvested, at beginning of year | ¥ / shares	¥ 5.03
Granted | ¥ / shares	2.01
Forfeited | ¥ / shares	3.80
Vested | ¥ / shares	4.66
Unvested, at end of year | ¥ / shares	¥ 2.28